Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 09, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 09, 2023
Prospectus Date	rr_ProspectusDate	Jul. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A